EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 6.6%
	AUTO LOAN — 5.2%
1,375,000	CarMax Auto Owner Trust 2020-4		1.3000	08/17/26	$ 1,301,481
1,000,000	CarMax Auto Owner Trust 2021-2		1.3400	02/16/27	944,662
700,000	GM Financial Consumer Automobile Receivables Trust 2021-2		1.2800	01/19/27	666,546
835,000	Tesla Auto Lease Trust 2021-A(a)		0.5600	03/20/25	809,811
1,150,000	World Omni Auto Receivables Trust 2019-B		3.0300	01/15/26	1,152,657
					4,875,157
	OTHER ABS — 1.4%
1,350,000	PFS Financing Corporation(a)		0.9700	02/15/26	1,295,366

	TOTAL ASSET BACKED SECURITIES (Cost $6,461,474)				6,170,523

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 55.7%
	AUTOMOTIVE — 0.8%
775,000	Dana, Inc.		4.2500	09/01/30	710,288

	BANKING — 11.0%
2,000,000	Bank of America Corporation(b)	US0003M + 0.870%	2.4560	10/22/25	1,968,099
1,350,000	First Horizon Corporation		4.0000	05/26/25	1,371,031
2,000,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.600%	0.6530	09/16/24	1,946,790
1,450,000	National Bank of Canada(b)	H15T1Y + 0.400%	0.5500	11/15/24	1,396,747
1,485,000	Royal Bank of Canada		1.1500	07/14/26	1,365,186
1,150,000	Synovus Financial Corporation		3.1250	11/01/22	1,155,186
1,000,000	Toronto-Dominion Bank (The)		1.2500	12/13/24	962,744
					10,165,783
	BIOTECH & PHARMA — 0.6%
500,000	Zoetis, Inc.		4.7000	02/01/43	557,847

	COMMERCIAL SUPPORT SERVICES — 1.1%
1,250,000	Waste Management, Inc.		2.5000	11/15/50	1,010,550

	ELEC & GAS MARKETING & TRADING — 2.2%
1,000,000	Consolidated Edison Company of New York, Inc.		3.9500	04/01/50	1,032,126
1

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 55.7% (Continued)
	ELEC & GAS MARKETING & TRADING — 2.2% (Continued)
1,150,000	Southern Power Company		0.9000	01/15/26	$ 1,056,197
					2,088,323
	ELECTRIC UTILITIES — 15.3%
375,000	AES Corporation (The)		1.3750	01/15/26	345,737
700,000	Avangrid, Inc.		3.1500	12/01/24	699,996
500,000	CenterPoint Energy, Inc.(b)	SOFRRATE + 0.650%	0.7670	05/13/24	496,264
1,000,000	Dominion Energy, Inc.		2.2500	08/15/31	902,313
1,650,000	DTE Electric Company		3.9500	03/01/49	1,710,504
1,000,000	Duke Energy Florida, LLC		2.5000	12/01/29	942,513
900,000	Interstate Power and Light Company		3.5000	09/30/49	821,480
1,600,000	MidAmerican Energy Company		4.2500	07/15/49	1,752,722
1,400,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	1,178,626
810,000	NextEra Energy Capital Holdings, Inc.(b)	SOFRRATE + 0.540%	0.6860	03/01/23	809,276
600,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 2.409%	4.8000	12/01/77	584,197
1,425,000	Northern States Power Company		2.9000	03/01/50	1,260,286
1,450,000	Public Service Company of Oklahoma		3.1500	08/15/51	1,283,056
1,750,000	Wisconsin Public Service Corporation		2.8500	12/01/51	1,517,643
					14,304,613
	ENGINEERING & CONSTRUCTION — 2.1%
700,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	683,760
700,000	MasTec, Inc.(a)		4.5000	08/15/28	696,267
575,000	Quanta Services, Inc. Class B		2.9000	10/01/30	532,913
					1,912,940
	INDUSTRIAL SUPPORT SERVICES — 0.5%
500,000	United Rentals North America, Inc.		3.8750	11/15/27	495,965

	INSTITUTIONAL FINANCIAL SERVICES — 3.3%
2,000,000	Morgan Stanley(b)	SOFRRATE + 0.745%	0.8640	10/21/25	1,886,842
1,375,000	Nasdaq, Inc.		3.2500	04/28/50	1,195,292
					3,082,134
	INSURANCE — 3.2%
1,300,000	Aflac, Inc.		1.1250	03/15/26	1,213,079
2

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 55.7% (Continued)
	INSURANCE — 3.2% (Continued)
750,000	Brown & Brown, Inc.		4.2000	09/15/24	$ 766,016
1,125,000	Pacific Life Global Funding II(a)		1.3750	04/14/26	1,049,025
					3,028,120
	MACHINERY — 2.1%
750,000	Mueller Water Products, Inc.(a)		4.0000	06/15/29	716,284
1,350,000	Xylem, Inc./NY		1.9500	01/30/28	1,254,169
					1,970,453
	REAL ESTATE INVESTMENT TRUSTS — 7.9%
1,325,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	1,351,939
1,375,000	AvalonBay Communities, Inc.		2.0500	01/15/32	1,245,486
700,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)		3.3750	06/15/26	665,970
1,250,000	Prologis, L.P.		1.2500	10/15/30	1,065,966
1,480,000	Public Storage(b)	SOFRRATE + 0.470%	0.5660	04/23/24	1,480,120
325,000	Sabra Health Care, L.P.		5.1250	08/15/26	333,293
1,225,000	Welltower, Inc.		2.7000	02/15/27	1,196,388
					7,339,162
	SEMICONDUCTORS — 2.1%
1,000,000	NVIDIA Corporation		3.5000	04/01/50	1,013,209
1,000,000	NXP BV / NXP Funding, LLC / NXP USA, Inc. B(a)		2.5000	05/11/31	906,035
					1,919,244
	TECHNOLOGY SERVICES — 2.1%
500,000	Verisk Analytics, Inc.		5.5000	06/15/45	584,705
1,525,000	Visa, Inc.		0.7500	08/15/27	1,385,454
					1,970,159
	WHOLESALE - CONSUMER STAPLES — 1.4%
1,375,000	Sysco Corporation		2.4000	02/15/30	1,280,455

	TOTAL CORPORATE BONDS (Cost $56,342,827)				51,836,036

3

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 5.6%
	COMBINED UTILITIES — 1.2%
1,000,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	1,124,677

	MULTI-FAMILY HOUSING — 0.9%
250,000	Maine State Housing Authority	0.4000	11/15/24	$ 238,976
500,000	New York City Housing Development Corporation	0.6500	11/01/25	470,390
100,000	New York State Housing Finance Agency	0.7000	11/01/25	94,578
				803,944
	SINGLE-FAMILY HOUSING — 0.9%
451,746	Minnesota Housing Finance Agency	1.5800	02/01/51	419,996
480,000	Texas Department of Housing & Community Affairs	0.5000	07/01/24	463,067
				883,063
	STATE — 1.2%
1,250,000	State of Oregon	2.3370	11/01/33	1,153,608

	WATER AND SEWER — 1.4%
1,500,000	City of Aurora, CO Water Revenue	2.6260	08/01/41	1,261,789

	TOTAL MUNICIPAL BONDS (Cost $5,748,060)			5,227,081

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 28.3%
	AGENCY FIXED RATE — 14.1%
264,653	Fannie Mae Pool FM5377	4.0000	03/01/34	272,821
1,077,100	Fannie Mae Pool BO9355	3.0000	03/01/50	1,058,033
1,012,555	Fannie Mae Pool BP5878	2.5000	06/01/50	970,358
1,574,246	Fannie Mae Pool MA4120	2.5000	09/01/50	1,508,576
884,979	Fannie Mae Pool FM4720	3.0000	10/01/50	869,751
863,585	Fannie Mae Pool MA4306	2.5000	04/01/51	826,693
848,081	Fannie Mae Pool MA4307	3.0000	04/01/51	831,719
1,384,444	Fannie Mae Pool CB2661	3.0000	01/01/52	1,357,420
960,889	Freddie Mac Pool QN5018	2.0000	01/01/36	934,907
1,134,198	Freddie Mac Pool SD8090	2.0000	09/01/50	1,057,360
938,730	Freddie Mac Pool SD8091	2.5000	09/01/50	899,490
4

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 28.3% (Continued)
	AGENCY FIXED RATE — 14.1% (Continued)
742,476	Freddie Mac Pool SD8128	2.0000	02/01/51	$ 692,007
754,772	Freddie Mac Pool SD8129	2.5000	02/01/51	722,284
1,202,263	Freddie Mac Pool RA5696	2.5000	08/01/51	1,150,512
				13,151,931
	GOVERNMENT OWNED, NO GUARANTEE — 10.5%
2,560,000	Federal Home Loan Mortgage Corporation	2.0000	10/17/23	2,563,375
500,000	Federal Home Loan Mortgage Corporation	0.3000	11/16/23	485,939
1,250,000	Federal Home Loan Mortgage Corporation	0.6500	10/27/25	1,166,380
600,000	Federal National Mortgage Association	2.1250	04/24/26	592,169
2,500,000	Federal National Mortgage Association	0.7500	10/08/27	2,281,025
3,125,000	Federal National Mortgage Association	0.8750	08/05/30	2,733,712
				9,822,600
	GOVERNMENT SPONSORED — 3.7%
2,000,000	Federal Farm Credit Banks Funding Corporation	0.8750	02/03/25	1,913,296
1,600,000	Federal Farm Credit Banks Funding Corporation	0.4800	03/03/25	1,509,313
				3,422,609
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $28,002,143)			26,397,140

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
887,640	First American Government Obligations Fund, Class U, 0.20% (Cost $887,640)(c)			887,640

	TOTAL INVESTMENTS – 97.2% (Cost $97,442,144)			$ 90,518,420
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%			2,672,086
	NET ASSETS - 100.0%			$ 93,190,506

LLC	- Limited Liability Company
LP	- Limited Partnership
REIT	- Real Estate Investment Trust

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022 the total market value of 144A securities is 6,822,518 or 7.3% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.

5

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 90.9%
	BANKING - 5.9%
82,400	First Republic Bank	$ 13,357,040
89,994	Live Oak Bancshares, Inc.	4,579,795
264,100	Synovus Financial Corporation	12,940,900
		30,877,735
	CHEMICALS - 3.7%
659,100	Element Solutions, Inc.	14,434,290
18,500	Sherwin-Williams Company (The)	4,617,970
		19,052,260
	COMMERCIAL SUPPORT SERVICES - 1.7%
21,100	Cintas Corporation	8,975,729

	CONSTRUCTION MATERIALS - 1.3%
58,078	Advanced Drainage Systems, Inc.	6,900,247

	DIVERSIFIED INDUSTRIALS - 2.5%
239,200	Pentair plc	12,967,032

	ELECTRIC UTILITIES - 8.0%
294,500	Clearway Energy, Inc.	10,752,195
252,000	NextEra Energy Partners, L.P.	21,006,720
95,800	WEC Energy Group, Inc.	9,561,798
		41,320,713
	ELECTRICAL EQUIPMENT - 8.5%
16,800	Generac Holdings, Inc.(a)	4,993,968
604,000	nVent Electric plc	21,007,120
11,700	Roper Technologies, Inc.	5,525,091
85,600	Trane Technologies PLC	13,071,120
		44,597,299
	HOME CONSTRUCTION - 2.7%
122,400	DR Horton, Inc.	9,120,024
141,700	KB Home	4,588,246
		13,708,270
	INDUSTRIAL REIT - 7.8%
50,800	EastGroup Properties, Inc.	10,326,624
6

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 90.9% (Continued)
	INDUSTRIAL REIT - 7.8% (Continued)
94,000	Prologis, Inc.	$ 15,179,120
205,000	Rexford Industrial Realty, Inc.	15,290,950
		40,796,694
	INFRASTRUCTURE REIT - 2.1%
57,900	Crown Castle International Corporation	10,688,340

	INSTITUTIONAL FINANCIAL SERVICES - 3.0%
86,700	Nasdaq, Inc.	15,449,940

	MACHINERY - 1.5%
39,600	IDEX Corporation	7,592,508

	MEDICAL EQUIPMENT & DEVICES - 8.0%
166,200	Agilent Technologies, Inc.	21,993,246
81,300	STERIS plc	19,655,901
		41,649,147
	OFFICE REIT - 1.3%
33,700	Alexandria Real Estate Equities, Inc.	6,782,125

	OIL & GAS PRODUCERS - 7.4%
113,900	Cheniere Energy, Inc.	15,792,235
102,700	Targa Resources Corporation	7,750,769
444,700	Williams Companies, Inc. (The)	14,857,427
		38,400,431
	RESIDENTIAL REIT - 2.1%
143,500	Equity LifeStyle Properties, Inc.	10,974,880

	SEMICONDUCTORS - 6.7%
29,700	Azenta, Inc.	2,461,536
136,800	Entegris, Inc.	17,956,368
40,300	KLA Corporation	14,752,218
		35,170,122
	SOFTWARE - 4.1%
10,500	Palo Alto Networks, Inc.(a)	6,536,355
7

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares				Fair Value
	COMMON STOCKS — 90.9% (Continued)
	SOFTWARE - 4.1% (Continued)
43,800	Synopsys, Inc.(a)			$ 14,597,226
				21,133,581
	SPECIALTY FINANCE - 2.0%
79,600	Walker & Dunlop, Inc.			10,301,832

	SPECIALTY REITS - 1.8%
196,351	Hannon Armstrong Sustainable Infrastructure Capital, Inc.			9,312,928

	TECHNOLOGY HARDWARE - 1.4%
61,000	Garmin Ltd.			7,235,210

	TECHNOLOGY SERVICES - 1.7%
40,100	Verisk Analytics, Inc.			8,606,663

	TRANSPORTATION & LOGISTICS - 2.8%
49,200	Old Dominion Freight Line, Inc.			14,695,056

	WHOLESALE - CONSUMER STAPLES - 2.1%
130,400	Sysco Corporation			10,647,160

	WHOLESALE - DISCRETIONARY - 0.8%
10,100	Pool Corporation			4,270,785

	TOTAL COMMON STOCKS (Cost $429,656,134)			472,106,687

Shares				Fair Value
	PREFERRED STOCKS — 3.5%	Coupon Rate (%)	Maturity
	AUTOMOTIVE - 1.6%
62,500	Aptiv plc	0.5400		8,553,125

	ELECTRIC UTILITIES - 1.9%
99,500	AES Corporation (The)			9,843,535
8

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares				Fair Value
	TOTAL PREFERRED STOCKS (Cost $19,131,284)			$ 18,396,660

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 1.8%
	SOFTWARE — 1.8%
3,945,000	Palo Alto Networks, Inc.	0.7500	07/01/23	9,243,135

	TOTAL CONVERTIBLE BONDS (Cost $5,305,459)			9,243,135

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 0.8%
	ASSET MANAGEMENT — 0.8%
2,000,000	Calvert Impact Capital, Inc.(b)	0.4000	11/15/22	2,000,000
2,000,000	Vision Fund International(b),(c)	2.6110	11/30/23	2,000,000
				4,000,000
	TOTAL CORPORATE BONDS (Cost $4,000,000)			4,000,000

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 1.9%
	MONEY MARKET FUNDS - 1.9%
102,540	Fidelity Government Portfolio, Class I, 0.11%(d)			102,540
9,504,073	First American Government Obligations Fund, Class U, 0.20%(d)			9,504,072
	TOTAL MONEY MARKET FUNDS (Cost $9,606,612)			9,606,612

	TOTAL INVESTMENTS – 98.9% (Cost $467,699,489)			$ 513,353,094
	OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			5,858,795
	NET ASSETS - 100.0%			$ 519,211,889

LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of these securities as of March 31, 2022 was $4,000,000, representing 0.8% of net assets.
(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2022.
9

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 96.4%
	ADVERTISING & MARKETING - 9.0%
65,000	Trade Desk, Inc. (The), Class A(a)	$ 4,501,250
133,000	ZoomInfo Technologies, Inc., Class A(a)	7,945,420
		12,446,670
	CONSUMER SERVICES - 3.5%
212,174	Coursera, Inc.(a)	4,888,489

	E-COMMERCE DISCRETIONARY - 4.6%
189,025	Global-e Online Ltd.(a)	6,385,264

	INDUSTRIAL INTERMEDIATE PROD - 2.6%
100,000	Xometry, Inc.(a)	3,675,000

	SEMICONDUCTORS - 17.9%
57,000	Entegris, Inc.	7,481,820
7,998	KLA Corporation	2,927,748
3,446	Lam Research Corporation	1,852,604
82,000	Lattice Semiconductor Corporation(a)	4,997,900
9,850	Monolithic Power Systems, Inc.	4,783,948
19,137	Silicon Laboratories, Inc.(a)	2,874,377
		24,918,397
	SOFTWARE - 49.6%
194,000	Arteris, Inc.(a)	2,522,000
23,000	Crowdstrike Holdings, Inc., Class A(a)	5,222,840
41,000	Datadog, Inc.(a)	6,210,270
74,000	Dynatrace, Inc.(a)	3,485,400
58,000	Five9, Inc.(a)	6,403,200
8,000	HubSpot, Inc.(a)	3,799,520
304,000	KnowBe4, Inc.(a)	6,998,080
32,500	Monday.com Ltd.(a)	5,137,275
3,355	MongoDB, Inc.(a)	1,488,244
60,000	nCino, Inc.(a)	2,458,800
69,000	Outset Medical, Inc.(a)	3,132,600
10,650	Palo Alto Networks, Inc.(a)	6,629,732
63,000	Smartsheet, Inc., Class A(a)	3,451,140
10

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares				Fair Value
	COMMON STOCKS — 96.4% (Continued)
	SOFTWARE - 49.6% (Continued)
89,000	Sprout Social, Inc., Class A(a)			$ 7,130,680
14,857	Synopsys, Inc.(a)			4,951,392
				69,021,173
	TECHNOLOGY HARDWARE - 1.9%
43,000	Ciena Corporation(a)			2,607,090

	TECHNOLOGY SERVICES - 7.3%
184,606	Dlocal Ltd./Uruguay(a)			5,770,784
70,000	Shift4 Payments, Inc.(a)			4,335,100
				10,105,884

	TOTAL COMMON STOCKS (Cost $128,506,536)			134,047,967

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 1.0%
	ASSET MANAGEMENT — 1.0%
1,460,000	Calvert Impact Capital, Inc.(b)	0.4000	11/15/22	1,460,000

	TOTAL CORPORATE BONDS (Cost $1,460,000)			1,460,000

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
500,037	Fidelity Government Portfolio, Class I, 0.11% (Cost $500,037)(b)			500,037

	TOTAL INVESTMENTS - 97.8% (Cost $130,466,573)			$ 136,008,004
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%			3,044,575
	NET ASSETS - 100.0%			$ 139,052,579

LTD	- Limited Company

(a)	Non-income producing security.
(f)	Illiquid security. The total fair value of these securities as of March 31, 2022 was $1,460,000, representing 1.0% of net assets.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.
11

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 92.9%
	ADVERTISING & MARKETING - 5.6%
1,973,800	Trade Desk, Inc. (The), Class A(a)	$ 136,685,650
1,943,000	ZoomInfo Technologies, Inc., Class A(a)	116,074,820
		252,760,470
	ASSET MANAGEMENT - 0.0%(b)
590,602	Entasis Therapeutics Holdings, Inc.(a)	1,104,426

	AUTOMOTIVE - 1.9%
719,700	Aptiv plc(a)	86,155,287

	BIOTECH & PHARMA - 7.7%
182,400	Argenx S.E. - ADR(a)	57,512,544
755,000	Ascendis Pharma A/S - ADR(a)	88,606,800
885,000	Biohaven Pharmaceutical Holding Company Ltd.(a)	104,934,450
1,344,376	Collegium Pharmaceutical, Inc.(a)	27,371,495
618,646	Essa Pharma, Inc.(a)	3,823,234
624,900	Guardant Health, Inc.(a)	41,393,376
336,223	Phathom Pharmaceuticals, Inc.(a)	4,575,995
1,574,013	Praxis Precision Medicines, Inc.(a)	16,070,673
		344,288,567
	COMMERCIAL SUPPORT SERVICES - 5.0%
262,000	Cintas Corporation	111,452,180
804,000	Waste Connections, Inc.	112,318,800
		223,770,980
	CONSUMER SERVICES - 1.2%
2,277,000	Coursera, Inc.(a)	52,462,080

	E-COMMERCE DISCRETIONARY - 1.7%
2,306,366	Global-e Online Ltd.(a)	77,909,043

	ELECTRIC UTILITIES - 5.1%
775,019	Brookfield Renewable Corporation	33,945,832
1,236,000	Brookfield Renewable Partners, L.P.	50,762,520
1,000,000	Clearway Energy, Inc.	36,510,000
12

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 92.9% (Continued)
	ELECTRIC UTILITIES - 5.1% (Continued)
1,305,500	NextEra Energy Partners, L.P.	$ 108,826,480
		230,044,832
	ELECTRICAL EQUIPMENT - 9.0%
359,000	Cognex Corporation	27,696,850
355,300	Generac Holdings, Inc.(a)	105,616,478
280,000	Novanta, Inc.(a)	39,841,200
293,000	Roper Technologies, Inc.	138,363,390
613,600	Trane Technologies plc	93,696,720
		405,214,638
	FOOD - 0.6%
2,190,051	Vital Farms, Inc.(a),(d)	27,069,030

	FORESTRY, PAPER & WOOD PRODUCTS - 1.4%
990,000	Trex Company, Inc.(a)	64,676,700

	HOME CONSTRUCTION - 1.5%
902,000	DR Horton, Inc.	67,208,020

	INDUSTRIAL INTERMEDIATE PROD - 0.9%
1,100,052	Xometry, Inc.(a)	40,426,911

	INDUSTRIAL REIT - 0.5%
305,000	Rexford Industrial Realty, Inc.	22,749,950

	INFRASTRUCTURE REIT - 0.9%
235,000	Crown Castle International Corporation	43,381,000

	LEISURE PRODUCTS - 0.5%
369,000	YETI Holdings, Inc.(a)	22,132,620

	MEDICAL EQUIPMENT & DEVICES - 8.1%
787,000	Exact Sciences Corporation(a)	55,027,040
240,000	IDEXX Laboratories, Inc.(a)	131,294,400
75,000	Intuitive Surgical, Inc.(a)	22,626,000
13

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 92.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 8.1% (Continued)
112,000	Mettler-Toledo International, Inc.(a)	$ 153,797,280
		362,744,720
	OIL & GAS PRODUCERS - 0.4%
130,000	Cheniere Energy, Inc.	18,024,500

	RENEWABLE ENERGY - 0.9%
144,069	Enphase Energy, Inc.(a)	29,070,243
620,832	Shoals Technologies Group, Inc.(a)	10,578,977
		39,649,220
	RETAIL - DISCRETIONARY - 1.9%
421,500	Lowe's Companies, Inc.	85,223,085

	SEMICONDUCTORS - 8.0%
102,600	ASML Holding N.V. - ADR	68,529,618
586,800	Entegris, Inc.	77,023,368
176,900	Lam Research Corporation	95,103,208
389,744	Lattice Semiconductor Corporation(a)	23,754,897
107,998	Monolithic Power Systems, Inc.	52,452,469
410,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	42,746,600
		359,610,160
	SOFTWARE - 20.9%
583,100	Crowdstrike Holdings, Inc., Class A(a)	132,410,348
454,000	Datadog, Inc.(a)	68,767,380
257,500	Duolingo, Inc.(a)	24,490,825
2,312,741	Dynatrace, Inc.(a)	108,930,101
1,201,500	Five9, Inc.(a)	132,645,601
210,733	HubSpot, Inc.(a)	100,085,531
3,907,983	KnowBe4, Inc.(a),(d)	89,961,769
86,000	MongoDB, Inc.(a)	38,148,740
356,200	nCino, Inc.(a)	14,597,076
180,137	Palo Alto Networks, Inc.(a)	112,137,084
634,000	Smartsheet, Inc., Class A(a)	34,730,520
960,943	Sprout Social, Inc., Class A(a)	76,990,753
		933,895,728
14

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 92.9% (Continued)
	SPECIALTY REITS - 0.7%
635,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$ 30,118,050

	TECHNOLOGY SERVICES - 3.1%
3,583,543	Dlocal Ltd./Uruguay(a)	112,021,554
125,000	Verisk Analytics, Inc.	26,828,750
		138,850,304
	TRANSPORTATION & LOGISTICS - 3.1%
220,000	GXO Logistics, Inc.(a)	15,694,800
378,000	Old Dominion Freight Line, Inc.	112,901,040
115,000	XPO Logistics, Inc.(a)	8,372,000
		136,967,840
	WHOLESALE - DISCRETIONARY - 2.3%
237,000	Pool Corporation	100,215,450

	TOTAL COMMON STOCKS (Cost $2,700,870,515)	4,166,653,611

Shares		Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
3,982,940	Peloton Therapeutics, Inc. - CVR 144A(a),(c),(e),(f),(g),(h)	3,068,855

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)	3,068,855

Shares		Fair Value
	PREFERRED STOCKS — 0.8%
	BIOTECH & PHARMA - 0.2%
71,900	Beta Bionics Series C(a),(f),(g),(h)	9,499,716

	MEDICAL EQUIPMENT & DEVICES - 0.6%
179,406	Beta Bionic Series B/B2(a),(e),(f),(g),(h)	24,892,444
15

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares				Fair Value
	TOTAL PREFERRED STOCKS (Cost $37,399,898)			$ 34,392,160

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 1.4%
	ASSET MANAGEMENT — 1.4%
31,300,000	Calvert Impact Capital, Inc.(f)	0.4000	11/15/22	31,300,000
15,000,000	Calvert Impact Capital, Inc.(f)	1.0000	11/15/22	15,000,000
7,000,000	Vision Fund International(f),(h)	2.6110	11/30/23	7,000,000
5,000,000	Vision Fund International(f),(h)	3.1500	12/15/25	5,000,000
5,000,000	Vision Fund International(f),(h)	3.2230	12/15/26	5,000,000
				63,300,000
	TOTAL CORPORATE BONDS (Cost $63,300,000)			63,300,000

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
10,799,925	Fidelity Government Portfolio, Class I, 0.11% (Cost $10,799,925)(i)			10,799,925

	TOTAL INVESTMENTS – 95.4% (Cost $2,812,370,338)			$ 4,278,214,551
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.6%			207,736,205
	NET ASSETS - 100.0%			$ 4,485,950,756

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022 the total market value of 144A securities is $3,068,855 or 0.1% of net assets.
(d)	Affiliated Company – Eventide Gilead Fund holds in excess of 5% of outstanding voting securities of this security.
(e)	Private investment.
(f)	Illiquid security. The total fair value of these securities as of March 31, 2022 was $100,761,015, representing 2.2% of net assets.
(g)	Restricted security.
(h)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(i)	Rate disclosed is the seven day effective yield as of March 31, 2022.
16

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 85.4%
	BIOTECH & PHARMA - 74.4%
1,975,000	ADC Therapeutics S.A.(a)	$ 29,012,750
3,626,508	Annexon, Inc.(a),(b)	9,900,367
230,100	Argenx S.E. - ADR(a)	72,552,831
574,432	Ascendis Pharma A/S - ADR(a)	67,415,340
1,263,471	Bicycle Therapeutics plc - ADR(a)	55,441,107
750,000	Biohaven Pharmaceutical Holding Company Ltd.(a)	88,927,500
592,500	Blueprint Medicines Corporation(a)	37,848,900
859,826	Bolt Biotherapeutics, Inc.(a)	2,355,923
1,467,922	Cardiff Oncology, Inc.(a)	3,640,447
1,445,700	Celldex Therapeutics, Inc.(a)	49,240,542
728,385	ChemoCentryx, Inc.(a)	18,260,612
3,900,000	Cogent Biosciences, Inc.(a),(b)	29,211,000
1,285,217	Collegium Pharmaceutical, Inc.(a)	26,167,018
1,440,145	Cullinan Oncology, Inc.(a)	15,078,318
400,000	Design Therapeutics, Inc.(a)	6,460,000
1,242,731	DICE Therapeutics, Inc.(a)	23,773,444
3,551,612	Essa Pharma, Inc.(a),(b)	21,948,964
2,377,888	Freeline Therapeutics Holdings plc Series C - ADR(a),(b)	2,663,235
688,000	Guardant Health, Inc.(a)	45,573,120
1,000,000	ImmunoGen, Inc.(a)	4,760,000
5,372,512	Immunovant, Inc.(a)	29,602,541
800,000	Intercept Pharmaceuticals, Inc.(a)	$ 13,016,000
748,000	Karuna Therapeutics, Inc.(a)	94,838,920
2,061,044	Kura Oncology, Inc.(a)	33,141,588
453,781	Mirati Therapeutics, Inc.(a)	37,309,874
235,000	Neurocrine Biosciences, Inc.(a)	22,031,250
1,870,000	Nurix Therapeutics, Inc.(a)	26,198,700
302,619	Pharvaris BV(a)	5,658,975
2,820,987	Praxis Precision Medicines, Inc.(a),(b)	28,802,277
3,232,700	Prometheus Biosciences, Inc.(a),(b)	122,066,751
700,000	Roivant Pipe(a)	3,285,100
990,300	Roivant Sciences Ltd.(a),(d),(e)	4,892,082
2,708,975	Sutro Biopharma, Inc.(a),(b)	22,267,775
17

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
1,165,000	Syndax Pharmaceuticals, Inc.(a)	$ 20,247,700
1,561,092	Talaris Therapeutics, Inc.(a)	15,361,145
2,339,044	VectivBio Holding A.G.(a),(b)	10,993,507
500,755	Xencor, Inc.(a)	13,360,143
761,000	Zentalis Pharmaceuticals, Inc.(a)	35,112,540
5,380,200	Zymeworks, Inc.(a),(b)	35,240,310
		1,183,658,596
	MEDICAL EQUIPMENT & DEVICES - 11.0%
1,410,000	908 Devices, Inc.(a)	26,804,100
164,400	Agilent Technologies, Inc.	21,755,052
703,000	Exact Sciences Corporation(a)	49,153,760
41,700	IDEXX Laboratories, Inc.(a)	22,812,402
14,500	Mettler-Toledo International, Inc.(a)	19,911,255
119,000	Repligen Corporation(a)	22,382,710
418,000	Veracyte, Inc.(a)	11,524,260
		174,343,539

	TOTAL COMMON STOCKS (Cost $1,370,535,898)	1,358,002,135

Shares		Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
1,528,871	Peloton Therapeutics, Inc. - CVR 144A(a),(c),(d),(e),(f),(g)	1,177,995

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)	1,177,995

Shares		Fair Value
	PREFERRED STOCKS — 9.0%
	BIOTECH & PHARMA - 7.9%
4,643,043	Arch Oncology, Inc. Series C1(a),(d),(e),(f),(g)	5,654,762
35,950	Beta Bionics Series C(a),(d),(e),(f)	4,749,805
295,276	BioSplice Therapeutics(a),(d),(e),(f),(g)	5,435,470
5,000,000	Casma Therapeutics, Inc. Series B1(a),(d),(e),(f),(g)	3,562,500
5,000,000	Casma Therapeutics, Inc. Series B2(a),(d),(e),(f),(g)	3,562,500
307,516	DiCE Molecules Series C1(a),(d),(e)	5,588,642
321,365	DiCE Molecules Series C2(a),(d),(e)	5,840,327
18

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
1,097,561	Flare Therapeutics, Inc. Series A(a),(d),(e),(f),(g)	$ 1,042,683
1,228,304	Freeline Therapeutics Ltd. Series C(a),(d),(e)	1,306,915
928,098	Freenome Holdings, Inc. (a),(d),(e),(f),(g)	10,286,760
5,000,000	Goldfinch Biopharma, Inc. Series A 144A(a),(c),(d),(e),(f),(g)	5,605,000
12,711,864	Goldfinch Biopharma, Inc. Series B(a),(d),(e),(f),(g)	14,250,000
763,319	Kojin Therapeutics(a),(d),(e),(f)	1,424,998
763,319	Kojin Therapeutics, Inc. Series A-1(a),(d),(e),(f),(g)	1,424,998
3,831,418	Korro Bio, Inc. Series B1(a),(d),(e),(f),(g)	9,500,001
8,718,446	LEXEO Therapeutics Series B(a),(d),(e),(f),(g)	14,250,300
686,724	Metagenomi LLC(a),(d),(e),(f)	7,599,975
1,017,770	Prometheus Laboratories, Inc. (a),(d),(e),(f),(g)	667,148
1,489,958	Shoreline Biosciences Series B(a),(d),(e),(f),(g)	14,249,958
3,660,670	Turnstone Biologics Inc. Series D(a),(d),(e),(f),(g)	9,499,999
		125,502,741
	MEDICAL EQUIPMENT & DEVICES - 1.1%
122,828	Beta Bionic Series B/B2(a),(d),(e),(f),(g)	17,070,969

	TOTAL PREFERRED STOCKS (Cost $165,485,461)	142,573,710

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
3,117,267	Fidelity Government Portfolio, Class I, 0.11% (Cost $3,117,267)(h)	3,117,267

	TOTAL INVESTMENTS – 94.7% (Cost $1,580,443,896)	$ 1,504,871,107
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.3%	84,755,879
	NET ASSETS - 100.0%	$ 1,589,626,986

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Affiliated Company – Eventide Healthcare & Life Sciences Fund holds in excess of 5% of outstanding voting securities of this security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022 the total market value of 144A securities is $6,782,995 or 0.4% of net assets.
(d)	Illiquid security. The total fair value of these securities as of March 31, 2022 was $148,643,787, representing 9.4% of net assets.
(e)	Restricted security.
(f)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(g)	Private investment.
(h)	Rate disclosed is the seven day effective yield as of March 31, 2022.

19

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 9.4%
	AUTO LOAN — 7.9%
3,450,000	CarMax Auto Owner Trust 2020-4		1.3000	08/17/26	$ 3,265,536
1,000,000	CarMax Auto Owner Trust 2021-2		1.3400	02/16/27	944,662
1,500,000	CarMax Auto Owner Trust 2021-2 Series 21-2 D		1.5500	10/15/27	1,399,524
2,750,000	GM Financial Consumer Automobile Receivables Trust 2021-2		0.5100	04/16/26	2,666,919
1,000,000	Tesla Auto Lease Trust 2021-A(a)		1.1800	03/20/25	970,573
3,085,000	Toyota Auto Receivables Owner Trust 2021-B		0.2600	11/17/25	2,984,920
3,000,000	World Omni Auto Receivables Trust 2019-B		3.0300	01/15/26	3,006,931
					15,239,065
	OTHER ABS — 1.5%
2,950,000	PFS Financing Corporation(a)		0.9700	02/15/26	2,830,616

	TOTAL ASSET BACKED SECURITIES (Cost $18,867,965)				18,069,681

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
	CMBS — 0.0%(b)
5,288	Freddie Mac Multifamily Structured Pass Through Certificates Series K-023 Class A-1		1.5830	04/25/22	5,285

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
93,706	Fannie Mae REMICS		3.0000	08/25/36	94,177
233,699	Fannie Mae REMICS		3.0000	12/25/40	231,279
75,642	Fannie Mae REMICS		3.0000	10/25/42	74,608
					400,064
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $404,886)				405,349

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.6%
	AUTOMOTIVE — 0.8%
1,500,000	Honda Motor Company Ltd.		2.2710	03/10/25	1,477,285

	BANKING — 13.8%
3,975,000	Bank of America Corporation(c)	US0003M + 0.870%	2.4560	10/22/25	3,911,597

20

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.6% (Continued)
	BANKING — 13.8% (Continued)
3,300,000	First Horizon Corporation		3.5500	05/26/23	$ 3,322,447
4,075,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.600%	0.6530	09/16/24	3,966,585
3,500,000	National Bank of Canada(c)	H15T1Y + 0.400%	0.5500	11/15/24	3,371,458
3,000,000	Regions Financial Corporation		2.2500	05/18/25	2,926,216
3,325,000	Royal Bank of Canada		1.1500	07/14/26	3,056,729
2,476,000	Synovus Financial Corporation		3.1250	11/01/22	2,487,166
3,700,000	Toronto-Dominion Bank (The)		1.2500	12/13/24	3,562,154
					26,604,352
	ELEC & GAS MARKETING & TRADING — 0.9%
1,850,000	Southern Power Company		0.9000	01/15/26	1,699,099

	ELECTRIC UTILITIES — 15.5%
1,050,000	AES Corporation (The)		1.3750	01/15/26	968,064
1,090,000	American Electric Power Company, Inc.		2.0310	03/15/24	1,072,642
3,200,000	Avangrid, Inc.		3.1500	12/01/24	3,199,982
3,395,000	CenterPoint Energy, Inc.(c)	SOFRRATE + 0.650%	0.7670	05/13/24	3,369,630
2,750,000	CMS Energy Corporation		3.8750	03/01/24	2,788,904
1,275,000	Georgia Power Company		3.2500	04/01/26	1,282,250
3,525,000	MidAmerican Energy Company		3.1000	05/01/27	3,532,876
1,700,000	National Rural Utilities Cooperative Finance		3.4000	11/15/23	1,723,803
1,031,000	NextEra Energy Capital Holdings, Inc.		0.6500	03/01/23	1,016,706
800,000	NextEra Energy Capital Holdings, Inc.(c)	SOFRRATE + 0.540%	0.6860	03/01/23	799,284
2,500,000	OGE Energy Corporation		0.7030	05/26/23	2,450,153
2,765,000	PPL Electric Utilities Corporation(c)	SOFRRATE + 0.330%	0.6070	06/24/24	2,748,221
1,700,000	TerraForm Power Operating, LLC(a)		4.2500	01/31/23	1,697,603
3,400,000	WEC Energy Group, Inc.		0.5500	09/15/23	3,305,928
					29,956,046
	ELECTRICAL EQUIPMENT — 2.1%
1,100,000	Lennox International, Inc.		1.3500	08/01/25	1,032,445
3,000,000	Roper Technologies, Inc.		3.6500	09/15/23	3,044,633
					4,077,078

21

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.6% (Continued)
	ENGINEERING & CONSTRUCTION — 3.4%
1,875,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	$ 1,831,500
1,875,000	MasTec, Inc.(a)		4.5000	08/15/28	1,864,999
3,075,000	Quanta Services, Inc.		0.9500	10/01/24	2,920,731
					6,617,230
	FORESTRY, PAPER & WOOD PRODUCTS — 0.9%
1,850,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	1,714,192

	HOME & OFFICE PRODUCTS — 0.9%
1,850,000	Tempur Sealy International, Inc.(a)		4.0000	04/15/29	1,687,246

	HOME CONSTRUCTION — 2.0%
2,000,000	Fortune Brands Home & Security, Inc.		4.0000	09/21/23	2,041,219
1,810,000	Patrick Industries, Inc.(a)		7.5000	10/15/27	1,862,327
					3,903,546
	INDUSTRIAL SUPPORT SERVICES — 1.4%
2,636,000	United Rentals North America, Inc.		3.8750	11/15/27	2,614,727

	INSTITUTIONAL FINANCIAL SERVICES — 4.5%
2,525,000	Lazard Group, LLC		3.7500	02/13/25	2,556,827
4,150,000	Morgan Stanley(c)	SOFRRATE + 0.745%	0.8640	10/21/25	3,915,198
2,100,000	Nasdaq, Inc.		4.2500	06/01/24	2,168,066
					8,640,091
	INSURANCE — 4.5%
3,425,000	Aflac, Inc.		1.1250	03/15/26	3,195,996
3,000,000	Brown & Brown, Inc.		4.2000	09/15/24	3,064,062
1,425,000	Pacific Life Global Funding II(a)		1.3750	04/14/26	1,328,765
1,000,000	Unum Group		4.0000	03/15/24	1,015,687
					8,604,510
	MACHINERY — 1.2%
1,500,000	Mueller Water Products, Inc.(a)		4.0000	06/15/29	1,432,568
1,000,000	Xylem, Inc./NY		1.9500	01/30/28	929,014
					2,361,582

22

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.6% (Continued)
	OIL & GAS PRODUCERS — 0.4%
750,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	$ 754,268

	REAL ESTATE INVESTMENT TRUSTS — 7.8%
3,200,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	3,265,060
2,500,000	American Tower Corporation		3.3750	05/15/24	2,511,667
1,800,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)		3.3750	06/15/26	1,712,493
1,000,000	Highwoods Realty, L.P.		3.6250	01/15/23	1,004,901
3,300,000	Public Storage(c)	SOFRRATE + 0.470%	0.5660	04/23/24	3,300,270
3,300,000	Welltower, Inc.		2.7000	02/15/27	3,222,923
					15,017,314
	RETAIL - DISCRETIONARY — 3.9%
1,840,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,771,368
2,200,000	AutoZone, Inc.		2.8750	01/15/23	2,209,751
2,459,000	O'Reilly Automotive, Inc.		3.8500	06/15/23	2,489,931
1,100,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,093,466
					7,564,516
	SEMICONDUCTORS — 0.2%
500,000	Synaptics, Inc.(a)		4.0000	06/15/29	472,305

	SOFTWARE — 0.9%
1,685,000	Workday, Inc.		3.5000	04/01/27	1,689,465

	TECHNOLOGY SERVICES — 1.5%
2,325,000	Verisk Analytics, Inc.		4.0000	06/15/25	2,377,992
500,000	Visa, Inc.		0.7500	08/15/27	454,247
					2,832,239
	TOTAL CORPORATE BONDS (Cost $133,839,047)				128,287,091

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 3.8%
	COMBINED UTILITIES — 0.9%
1,525,000	City of Tacoma, WA Electric System Revenue		5.6410	01/01/27	1,715,133

23

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 3.8% (Continued)
	COUNTY — 0.6%
1,115,000	City & County of Honolulu HI	2.5180	10/01/26	$ 1,098,414

	MULTI-FAMILY HOUSING — 0.5%
250,000	Maine State Housing Authority	0.3000	11/15/23	243,655
500,000	New York City Housing Development Corporation	1.9300	02/01/25	487,310
100,000	New York State Housing Finance Agency	0.5000	05/01/24	96,849
250,000	New York State Housing Finance Agency	2.2000	11/01/24	245,155
				1,072,969
	OTHER — 0.3%
575,000	California Municipal Finance Authority	1.4860	11/01/22	575,532

	SINGLE-FAMILY HOUSING — 0.7%
80,000	Maryland Community Development Administration	3.2420	09/01/48	80,245
75,000	Massachusetts Housing Finance Agency	4.0000	06/01/39	76,737
250,000	Pennsylvania Housing Finance Agency	5.0000	10/01/22	254,410
495,000	Texas Department of Housing & Community Affairs	0.3000	01/01/23	490,309
600,000	Texas Department of Housing & Community Affairs	0.3500	07/01/23	588,969
				1,490,670
	STATE — 0.8%
200,000	State of Oregon	0.5020	05/01/22	199,987
200,000	State of Oregon	0.6550	05/01/23	197,574
300,000	State of Oregon	0.7950	05/01/24	289,890
500,000	State of Oregon	0.8120	11/01/24	478,025
300,000	State of Oregon	0.8950	05/01/25	284,523
				1,449,999
	TOTAL MUNICIPAL BONDS (Cost $7,655,075)			7,402,717

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 17.1%
	AGENCY FIXED RATE — 5.9%
137,655	Fannie Mae Pool FM1944	5.5000	11/01/25	139,400
776,258	Fannie Mae Pool MA4263	1.5000	02/01/31	751,916
1,558,921	Fannie Mae Pool MA4264	2.0000	02/01/31	1,526,710

24

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 17.1% (Continued)
	AGENCY FIXED RATE — 5.9% (Continued)
2,981,881	Fannie Mae Pool MA4284		1.5000	03/01/31	$ 2,888,354
860,121	Fannie Mae Pool FM5377		4.0000	03/01/34	886,668
1,905,778	Freddie Mac Pool RD5050		2.0000	02/01/31	1,866,447
30	Ginnie Mae I Pool 352081		7.0000	09/15/23	31
192	Ginnie Mae I Pool 335228		7.5000	12/15/23	194
173	Ginnie Mae I Pool 352837		6.5000	01/15/24	185
4,733	Ginnie Mae I Pool 460203		7.0000	04/15/28	4,808
1,613,845	Ginnie Mae II Pool MA6839		2.0000	09/20/35	1,571,611
1,677,211	Ginnie Mae II Pool MA7107		2.5000	01/20/36	1,664,697
					11,301,021
	AGENCY HYBRID ARMS — 0.0%(b)
17,873	Ginnie Mae II Pool 81113(c)	H15T1Y + 1.500%	1.7500	10/20/34	18,355
8,744	Ginnie Mae II Pool 82903(c)	H15T1Y + 1.500%	1.6250	08/20/41	9,019
					27,374
	ARMS — 0.0%(b)
1,934	Fannie Mae Pool 791573(c)	H15T1Y + 2.170%	2.1700	08/01/34	1,935
587	Freddie Mac Non Gold Pool 845590(c)	H15T1Y + 2.125%	2.2500	01/01/24	586
932	Freddie Mac Non Gold Pool 845965(c)	H15T1Y + 2.430%	2.5310	01/01/24	932
380	Ginnie Mae II Pool 8062(c)	H15T1Y + 1.500%	1.7500	10/20/22	381
650	Ginnie Mae II Pool 8228(c)	H15T1Y + 1.500%	1.6250	07/20/23	651
653	Ginnie Mae II Pool 8259(c)	H15T1Y + 1.500%	1.6250	08/20/23	654
616	Ginnie Mae II Pool 8375(c)	H15T1Y + 1.500%	2.0000	02/20/24	624
670	Ginnie Mae II Pool 8395(c)	H15T1Y + 1.500%	2.0000	03/20/24	678
290	Ginnie Mae II Pool 8410(c)	H15T1Y + 1.500%	1.8750	04/20/24	292
864	Ginnie Mae II Pool 8421(c)	H15T1Y + 1.500%	1.8750	05/20/24	876
1,214	Ginnie Mae II Pool 8503(c)	H15T1Y + 1.500%	1.6250	09/20/24	1,219
750	Ginnie Mae II Pool 8502(c)	H15T1Y + 1.500%	1.6250	09/20/24	752
924	Ginnie Mae II Pool 8565(c)	H15T1Y + 1.500%	2.0000	12/20/24	930
2,239	Ginnie Mae II Pool 8567(c)	H15T1Y + 1.500%	2.5000	12/20/24	2,243
4,617	Ginnie Mae II Pool 8595(c)	H15T1Y + 1.500%	2.0000	02/20/25	4,676
1,111	Ginnie Mae II Pool 8660(c)	H15T1Y + 1.500%	1.6250	07/20/25	1,129
12,083	Ginnie Mae II Pool 80524(c)	H15T1Y + 1.500%	1.6250	07/20/31	12,384
16,055	Ginnie Mae II Pool 80569(c)	H15T1Y + 1.500%	2.0000	01/20/32	16,623
1,893	Ginnie Mae II Pool 80659(c)	H15T1Y + 1.500%	1.7500	12/20/32	1,942

25

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 17.1% (Continued)
	ARMS — 0.0%(b) (Continued)
				$ 49,507
	GOVERNMENT OWNED, NO GUARANTEE — 6.1%
3,752,000	Federal Home Loan Mortgage Corporation	0.1250	10/16/23	3,639,641
580,000	Federal Home Loan Mortgage Corporation	2.0000	10/17/23	580,765
1,400,000	Federal Home Loan Mortgage Corporation	0.3200	11/02/23	1,359,238
1,500,000	Federal Home Loan Mortgage Corporation	0.4000	02/26/24	1,453,584
2,000,000	Federal Home Loan Mortgage Corporation	0.6500	10/27/25	1,866,208
1,000,000	Federal National Mortgage Association	0.6500	08/25/25	938,702
2,000,000	Federal National Mortgage Association	2.1250	04/24/26	1,973,897
				11,812,035
	GOVERNMENT SPONSORED — 5.1%
2,500,000	Federal Farm Credit Banks Funding Corporation	0.4400	11/04/24	2,376,480
1,750,000	Federal Farm Credit Banks Funding Corporation	0.9400	12/27/24	1,681,273
1,750,000	Federal Farm Credit Banks Funding Corporation	0.8750	02/03/25	1,674,133
1,250,000	Federal Farm Credit Banks Funding Corporation	0.4800	03/03/25	1,179,151
2,000,000	Federal Farm Credit Banks Funding Corporation	0.8500	11/03/25	1,887,172
1,000,000	Federal Farm Credit Banks Funding Corporation	1.4000	01/13/26	961,454
				9,759,663
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $34,421,586)			32,949,600

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.1%
	MONEY MARKET FUNDS - 0.1%
230,506	First American Government Obligations Fund, Class U, 0.20% (Cost $230,506)(d)			230,506

	TOTAL INVESTMENTS – 97.2% (Cost $195,419,065)			$ 187,344,944
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.8%			5,373,466
	NET ASSETS - 100.0%			$ 192,718,410

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022 the total market value of 144A securities is 19,405,187 or 10.1% of net assets.
(b)	Percentage rounds to less than 0.1%.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2022.

26

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 45.0%
	BANKING - 2.6%
26,000	First Republic Bank	$ 4,214,600
46,989	Live Oak Bancshares, Inc.	2,391,270
85,200	Synovus Financial Corporation	4,174,800
		10,780,670
	CHEMICALS - 1.6%
311,900	Element Solutions, Inc.	6,830,610

	COMMERCIAL SUPPORT SERVICES - 0.7%
6,500	Cintas Corporation	2,765,035

	DIVERSIFIED INDUSTRIALS - 1.4%
111,200	Pentair plc	6,028,152

	ELECTRIC UTILITIES - 5.4%
235,300	Clearway Energy, Inc.	8,590,803
107,100	NextEra Energy Partners, L.P.	8,927,856
49,600	WEC Energy Group, Inc.	4,950,576
		22,469,235
	ELECTRICAL EQUIPMENT - 4.7%
278,600	nVent Electric plc	9,689,707
7,700	Roper Technologies, Inc.	3,636,171
42,700	Trane Technologies plc	6,520,290
		19,846,168
	HOME CONSTRUCTION - 0.7%
37,100	DR Horton, Inc.	2,764,321

	INDUSTRIAL REIT - 4.3%
73,200	Prologis, Inc.	11,820,336
87,000	Rexford Industrial Realty, Inc.	6,489,330
		18,309,666
	INFRASTRUCTURE REIT - 1.8%
40,300	Crown Castle International Corporation	7,439,380

27

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 45.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
37,300	Nasdaq, Inc.	$ 6,646,860

	MACHINERY - 0.9%
18,800	IDEX Corporation	3,604,524

	MEDICAL EQUIPMENT & DEVICES - 4.3%
79,800	Agilent Technologies, Inc.	10,559,934
30,885	STERIS plc	7,467,066
		18,027,000
	OIL & GAS PRODUCERS - 4.1%
48,500	Cheniere Energy, Inc.	6,724,525
44,000	Targa Resources Corporation	3,320,680
209,400	Williams Companies, Inc. (The)	6,996,054
		17,041,259
	RESIDENTIAL REIT - 1.6%
84,700	Equity LifeStyle Properties, Inc.	6,477,856

	RETAIL - DISCRETIONARY - 0.9%
19,384	Lowe's Companies, Inc.	3,919,251

	SEMICONDUCTORS - 3.2%
46,200	Entegris, Inc.	6,064,212
19,130	KLA Corporation	7,002,728
		13,066,940
	SOFTWARE - 1.1%
14,400	Synopsys, Inc.(a)	4,799,088

	SPECIALTY FINANCE - 1.3%
42,335	Walker & Dunlop, Inc.	5,478,996

	SPECIALTY REITS - 0.9%
79,113	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,752,330

28

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares				Fair Value
	COMMON STOCKS — 45.0% (Continued)
	TRANSPORTATION & LOGISTICS - 1.3%
18,000	Old Dominion Freight Line, Inc.			$ 5,376,240

	WHOLESALE - CONSUMER STAPLES - 0.6%
30,898	Sysco Corporation			2,522,822

	TOTAL COMMON STOCKS (Cost $155,236,032)			187,946,403

Shares				Fair Value
	PREFERRED STOCKS — 2.3%
	AUTOMOTIVE - 1.0%
32,000	Aptiv plc			4,379,200

	ELECTRIC UTILITIES - 1.3%
51,600	AES Corporation (The)			5,104,788

	TOTAL PREFERRED STOCKS (Cost $9,299,061)			9,483,988

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 2.5%
	AUTO LOAN — 2.1%
3,150,000	CarMax Auto Owner Trust 2020-4	1.3000	08/17/26	2,981,578
750,000	CarMax Auto Owner Trust 2021-2	1.3400	02/16/27	708,496
550,000	GM Financial Consumer Automobile Receivables Trust 2021-2	1.2800	01/19/27	523,714
665,000	Tesla Auto Lease Trust 2021-A(b)	0.5600	03/20/25	644,939
2,550,000	Toyota Auto Receivables Owner Trust 2021-B	0.2600	11/17/25	2,467,276
1,500,000	World Omni Auto Receivables Trust 2019-B	3.0300	01/15/26	1,503,465
				8,829,468
	OTHER ABS — 0.4%
1,700,000	PFS Financing Corporation(b)	0.9700	02/15/26	1,631,202

	TOTAL ASSET BACKED SECURITIES (Cost $10,934,968)			10,460,670

29

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
	CMBS — 0.5%
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates		2.9390	04/25/29	$ 1,010,963
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series K-G02 A-2		2.4120	08/25/29	965,834
					1,976,797
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,045,353)				1,976,797

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 3.3%
	BIOTECH & PHARMA — 0.6%
2,900,000	Guardant Health, Inc.(c)		–	11/15/27	2,340,590

	RENEWABLE ENERGY — 1.1%
4,463,000	Enphase Energy, Inc.(c)		–	03/01/26	4,554,492

	SOFTWARE — 1.6%
2,865,000	Palo Alto Networks, Inc.		0.7500	07/01/23	6,712,695

	TOTAL CONVERTIBLE BONDS (Cost $10,912,468)				13,607,777

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.7%
	ASSET MANAGEMENT — 0.9%
3,800,000	Vision Fund International(d)		3.7250	02/24/25	3,800,000

	AUTOMOTIVE — 0.4%
2,025,000	Dana, Inc.		4.2500	09/01/30	1,855,913

	BANKING — 5.1%
3,975,000	Bank of America Corporation(e)	US0003M + 0.870%	2.4560	10/22/25	3,911,597
3,400,000	First Horizon Corporation		3.5500	05/26/23	3,423,127
4,100,000	JPMorgan Chase & Company(e)	SOFRRATE + 0.600%	0.6530	09/16/24	3,990,918
3,300,000	National Bank of Canada(e)	H15T1Y + 0.400%	0.5500	11/15/24	3,178,803
2,365,000	Royal Bank of Canada		1.1500	07/14/26	2,174,185

30

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.7% (Continued)
	BANKING — 5.1% (Continued)
1,400,000	Synovus Financial Corporation		3.1250	11/01/22	$ 1,406,314
3,750,000	Toronto-Dominion Bank (The)		1.2500	12/13/24	3,610,292
					21,695,236
	CONSTRUCTION MATERIALS — 0.5%
1,925,000	Advanced Drainage Systems, Inc.(b)		5.0000	09/30/27	1,930,448

	CONTAINERS & PACKAGING — 0.2%
1,000,000	TriMas Corporation(b)		4.1250	04/15/29	914,390

	ELEC & GAS MARKETING & TRADING — 0.5%
2,250,000	Southern Power Company		0.9000	01/15/26	2,066,472

	ELECTRIC UTILITIES — 6.9%
1,235,000	AES Corporation (The)		1.3750	01/15/26	1,138,627
1,150,000	American Electric Power Company, Inc.		2.0310	03/15/24	1,131,687
2,350,000	Avangrid, Inc.		3.1500	12/01/24	2,349,987
3,266,000	CenterPoint Energy, Inc.(e)	SOFRRATE + 0.650%	0.7670	05/13/24	3,241,594
2,025,000	CMS Energy Corporation		3.8750	03/01/24	2,053,647
3,000,000	Dominion Energy, Inc.		2.2500	08/15/31	2,706,938
350,000	Duke Energy Carolinas, LLC		3.3500	05/15/22	350,944
600,000	Duke Energy Florida, LLC		2.5000	12/01/29	565,508
1,225,000	MidAmerican Energy Company		3.1000	05/01/27	1,227,737
3,475,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	2,925,518
315,000	NextEra Energy Capital Holdings, Inc.(e)	SOFRRATE + 0.540%	0.6860	03/01/23	314,718
3,850,000	NextEra Energy Capital Holdings, Inc.		1.9000	06/15/28	3,546,455
1,975,000	PPL Electric Utilities Corporation(e)	SOFRRATE + 0.330%	0.6070	06/24/24	1,963,015
1,250,000	Tucson Electric Power Company		1.5000	08/01/30	1,071,135
1,210,000	WEC Energy Group, Inc.		0.5500	09/15/23	1,176,521
3,303,000	Wisconsin Power and Light Company		1.9500	09/16/31	2,940,676
					28,704,707
	ELECTRICAL EQUIPMENT — 0.2%
975,000	Lennox International, Inc.		1.3500	08/01/25	915,122

31

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.7% (Continued)
	ENGINEERING & CONSTRUCTION — 1.1%
1,935,000	Installed Building Products, Inc.(b)		5.7500	02/01/28	$ 1,890,108
2,000,000	MasTec, Inc.(b)		4.5000	08/15/28	1,989,333
1,000,000	Quanta Services, Inc.		0.9500	10/01/24	949,831
					4,829,272
	FORESTRY, PAPER & WOOD PRODUCTS — 0.4%
1,675,000	Louisiana-Pacific Corporation(b)		3.6250	03/15/29	1,552,038

	HOME & OFFICE PRODUCTS — 0.4%
1,910,000	Tempur Sealy International, Inc.(b)		4.0000	04/15/29	1,741,968

	HOME CONSTRUCTION — 1.7%
1,500,000	Fortune Brands Home & Security, Inc.		4.0000	09/21/23	1,530,914
1,000,000	KB Home		6.8750	06/15/27	1,071,240
1,750,000	M/I Homes, Inc.		3.9500	02/15/30	1,543,099
800,000	Meritage Homes Corporation		6.0000	06/01/25	842,992
1,835,000	Patrick Industries, Inc.(b)		7.5000	10/15/27	1,888,049
					6,876,294
	INDUSTRIAL SUPPORT SERVICES — 0.5%
2,000,000	United Rentals North America, Inc.		4.8750	01/15/28	2,033,800

	INSTITUTIONAL FINANCIAL SERVICES — 1.2%
4,125,000	Morgan Stanley(e)	SOFRRATE + 0.745%	0.8640	10/21/25	3,891,611
1,000,000	Nasdaq, Inc.		4.2500	06/01/24	1,032,413
					4,924,024
	INSURANCE — 1.4%
1,015,000	Aflac, Inc.		1.1250	03/15/26	947,135
1,000,000	Brown & Brown, Inc.		4.2000	09/15/24	1,021,354
2,000,000	Pacific Life Global Funding II(b)		1.3750	04/14/26	1,864,934
750,000	Reinsurance Group of America, Inc.		3.9500	09/15/26	767,294
1,084,000	Unum Group		4.0000	03/15/24	1,101,004
					5,701,721

32

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.7% (Continued)
	MACHINERY — 0.9%
2,000,000	Mueller Water Products, Inc.(b)		4.0000	06/15/29	$ 1,910,090
1,875,000	Xylem, Inc.		1.9500	01/30/28	1,741,901
					3,651,991
	OIL & GAS PRODUCERS — 0.2%
750,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	754,268

	REAL ESTATE INVESTMENT TRUSTS — 3.6%
2,700,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	2,754,895
1,500,000	American Tower Corporation		4.0500	03/15/32	1,506,054
2,850,000	AvalonBay Communities, Inc.		2.0500	01/15/32	2,581,552
1,750,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)		3.3750	06/15/26	1,664,924
1,985,000	Prologis, L.P.		1.2500	10/15/30	1,692,754
2,210,000	Public Storage(e)	SOFRRATE + 0.470%	0.5660	04/23/24	2,210,181
2,875,000	Welltower, Inc.		2.7000	02/15/27	2,807,849
					15,218,209
	RETAIL - DISCRETIONARY — 1.1%
1,925,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,853,197
1,920,000	Builders FirstSource, Inc.(b)		4.2500	02/01/32	1,791,053
925,000	Penske Automotive Group, Inc.		3.5000	09/01/25	919,506
					4,563,756
	SEMICONDUCTORS — 1.3%
1,185,000	Amkor Technology, Inc.(b)		6.6250	09/15/27	1,226,137
2,800,000	NXP BV / NXP Funding, LLC / NXP USA, Inc. B(b)		2.5000	05/11/31	2,536,898
1,925,000	Synaptics, Inc.(b)		4.0000	06/15/29	1,818,374
					5,581,409
	SOFTWARE — 0.4%
1,480,000	Workday, Inc.		3.8000	04/01/32	1,483,673

	TECHNOLOGY SERVICES — 0.2%
900,000	Visa, Inc.		0.7500	08/15/27	817,645

	WHOLESALE - CONSUMER STAPLES — 0.6%
2,775,000	Sysco Corporation		2.4000	02/15/30	2,584,191

33

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.7% (Continued)
	TOTAL CORPORATE BONDS (Cost $131,202,929)			$ 124,196,547

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 1.5%
	COMBINED UTILITIES — 0.4%
1,475,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	1,658,899

	COUNTY — 0.0%(f)
150,000	City & County of Honolulu, HI	2.5180	10/01/26	147,769

	MULTI-FAMILY HOUSING — 0.1%
500,000	New York City Housing Development Corporation	1.3500	11/01/26	472,544
100,000	New York State Housing Finance Agency	0.6500	05/01/25	95,069
				567,613
	OTHER — 0.1%
425,000	California Municipal Finance Authority	1.4860	11/01/22	425,393

	RESOURCE RECOVERY — 0.0%(f)
100,000	City of Napa, CA Solid Waste Revenue	2.3300	08/01/25	98,273

	SINGLE-FAMILY HOUSING — 0.2%
200,000	Pennsylvania Housing Finance Agency	5.0000	04/01/23	206,086
505,000	Texas Department of Housing & Community Affairs	0.4500	01/01/24	491,350
				697,436
	STATE — 0.2%
200,000	State of Oregon	0.8950	05/01/25	189,682
250,000	State of Oregon	1.1850	05/01/26	235,369
500,000	State of Oregon	1.3150	05/01/27	466,173
				891,224
34

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 1.5% (Continued)
	WATER AND SEWER — 0.5% (Continued)
	WATER AND SEWER — 0.5%
2,000,000	City of Aurora, CO Water Revenue	2.0980	08/01/34	$ 1,743,978
200,000	City of Los Angeles, CA Wastewater System Revenue	3.6940	06/01/32	209,552
				1,953,530
	TOTAL MUNICIPAL BONDS (Cost $6,936,080)			6,440,137

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 12.1%
	AGENCY FIXED RATE — 6.9%
103,543	Fannie Mae Pool FM1944	5.5000	11/01/25	104,855
458,358	Fannie Mae Pool MA2915	3.0000	02/01/27	462,327
1,164,387	Fannie Mae Pool MA4263	1.5000	02/01/31	1,127,873
1,232,511	Fannie Mae Pool MA4284	1.5000	03/01/31	1,193,853
794,214	Fannie Mae Pool FM3333	2.0000	06/01/35	772,767
587,209	Fannie Mae Pool MA4095	2.0000	08/01/35	571,320
509,623	Fannie Mae Pool BM5466	2.5000	10/01/43	492,819
79,940	Fannie Mae Pool AL7767	4.5000	06/01/44	82,997
503,417	Fannie Mae Pool BM5975	3.0000	12/01/45	503,140
432,594	Fannie Mae Pool MA2806	3.0000	11/01/46	429,737
454,132	Fannie Mae Pool BM5976	3.0000	02/01/47	453,179
1,064,040	Fannie Mae Pool BP5878	2.5000	06/01/50	1,019,698
1,521,198	Fannie Mae Pool MA4096	2.5000	08/01/50	1,457,614
1,727,170	Fannie Mae Pool MA4306	2.5000	04/01/51	1,653,387
1,732,515	Fannie Mae Pool MA4326	2.5000	05/01/51	1,658,271
2,098,397	Fannie Mae Pool MA4327	3.0000	05/01/51	2,057,961
2,054,593	Fannie Mae Pool MA4356	2.5000	06/01/51	1,966,340
2,514,663	Fannie Mae Pool MA4379	2.5000	07/01/51	2,406,420
3,955,556	Fannie Mae Pool CB2661	3.0000	01/01/52	3,878,343
94,605	Freddie Mac Gold Pool G16544	4.0000	05/01/32	97,649
964,231	Freddie Mac Pool ZS9163	3.0000	09/01/33	964,807
788,038	Freddie Mac Pool ZS9382	3.0000	09/01/43	788,332
704,624	Freddie Mac Pool SD8089	2.5000	07/01/50	675,179
1,539,554	Freddie Mac Pool SD8122	2.5000	01/01/51	1,474,455

35

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 12.1% (Continued)
	AGENCY FIXED RATE — 6.9% (Continued)
2,098,066	Freddie Mac Pool RA5696	2.5000	08/01/51	$ 2,007,756
428,793	Ginnie Mae II Pool MA3375	3.0000	01/20/46	427,816
				28,728,895
	GOVERNMENT OWNED, NO GUARANTEE — 2.5%
1,000,000	Federal Home Loan Mortgage Corporation	0.3200	11/02/23	970,884
2,125,000	Federal Home Loan Mortgage Corporation	0.3000	11/16/23	2,065,241
1,000,000	Federal Home Loan Mortgage Corporation	0.6500	10/27/25	933,104
1,000,000	Federal National Mortgage Association	0.3100	02/02/24	964,702
1,750,000	Federal National Mortgage Association	2.1250	04/24/26	1,727,161
4,350,000	Federal National Mortgage Association	0.8750	08/05/30	3,805,327
				10,466,419
	GOVERNMENT SPONSORED — 2.7%
3,500,000	Federal Farm Credit Banks Funding Corporation	0.3500	06/08/23	3,437,873
2,500,000	Federal Farm Credit Banks Funding Corporation	0.4400	11/04/24	2,376,479
3,750,000	Federal Farm Credit Banks Funding Corporation	0.9400	12/27/24	3,602,727
1,000,000	Federal Farm Credit Banks Funding Corporation	0.8750	02/03/25	956,648
1,000,000	Federal Farm Credit Banks Funding Corporation	0.4800	03/03/25	943,321
				11,317,048
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $53,205,237)			50,512,362

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.0% (f)
	MONEY MARKET FUNDS - 0.0% (f)
102,091	Fidelity Government Portfolio, Class I, 0.11% (Cost $102,091)(g)			102,091

	TOTAL INVESTMENTS – 96.9% (Cost $379,874,219)			$ 404,726,772
	OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%			12,857,836
	NET ASSETS - 100.0%			$ 417,584,608

LLC	- Limited Liability Company
LP	- Limited Partnership
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022 the total market value of 144A securities is 26,994,885 or 6.5% of net assets.
(c)	Zero coupon bond.
(d)	Illiquid security. The total fair value of these securities as of March 31, 2022 was $3,800,000, representing 0.9% of net assets.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(f)	Percentage rounds to less than 0.1%.
(g)	Rate disclosed is the seven day effective yield as of March 31, 2022.